Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Emerging Markets Local Currency Debt Fund Prospectus

dated January 29, 2016

and as supplemented March 2, 2016 and March 30, 2016

The following replaces the second sentence of the first paragraph of the “Ivy Emerging Markets Local Currency Debt Fund — Fees and Expenses” section on page 3:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.

Ivy Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Emerging Markets Local Currency Debt Fund Prospectus

dated January 29, 2016

and as supplemented March 2, 2016 and March 30, 2016

The following replaces the second sentence of the first paragraph of the “Ivy Emerging Markets Local Currency Debt Fund — Fees and Expenses” section on page 3:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.